Capital Stock (Tables)	12 Months Ended
Mar. 01, 2014
Changes in Issued and Outstanding Common Shares
The following details the changes in issued and outstanding common shares for the three years ended March 1, 2014:

	Capital Stock and Additional Paid-In Capital		Treasury Stock
	Stock Outstanding (000’s)	Amount	Stock Outstanding (000’s)	Amount
Common shares outstanding as at February 26, 2011	523,869	$2,359	2,753	$(160)
Exercise of stock options	291	9	—	—
Stock-based compensation	—	97	—	—
Tax deficiencies related to stock-based compensation	—	(2)	—	—
Purchase of treasury stock	—	—	6,317	(156)
Treasury shares released for RSU settlements	—	(17)	(359)	17
Common shares outstanding as at March 3, 2012	524,160	2,446	8,711	(299)
Stock-based compensation	—	86	—	—
Tax deficiencies related to stock-based compensation	—	(11)	—	—
Purchase of treasury stock	—	—	3,006	(25)
Treasury shares released for RSU settlements	—	(90)	(2,697)	90
Common shares outstanding as at March 2, 2013	524,160	2,431	9,020	(234)
Exercise of stock options	417	3	—	—
Common shares issued for RSU settlements	1,975	—	—	—
Stock-based compensation	—	68	—	—
Tax deficiencies related to stock-based compensation	—	(13)	—	—
Purchase of treasury stock	—	—	1,641	(16)
Treasury shares released for RSU settlements	—	(71)	(3,001)	71
Common shares outstanding as at March 1, 2014	526,552	$2,418	7,660	$(179)

Summary of Option Activity
A summary of option activity since February 26, 2011 is shown below:

	Options Outstanding
	Number (000’s)	Weighted- Average Exercise Price	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at February 26, 2011	4,610	$70.36
Exercised during the year	(291)	29.70
Forfeited/cancelled/expired during the year	(701)	64.58
Balance as at March 3, 2012	3,618	73.86
Granted during the year	5,288	7.86
Forfeited/cancelled/expired during the year	(1,646)	60.86
Balance as at March 2, 2013	7,260	27.53
Exercised during the year	(417)	7.36
Forfeited/cancelled/expired during the year	(3,576)	42.55
Balance as at March 1, 2014	3,267	$12.08	3.32	$8
Vested and expected to vest as at March 1, 2014	3,153	$12.23	3.31	$6
Exercisable as at March 1, 2014	1,290	$18.57	2.93	$3

Summary of Unvested Stock Options
A summary of unvested stock options since March 2, 2013 is shown below:

	Options Outstanding
	Number (000’s)	Weighted-Average Grant Date Fair Value
Balance as at March 2, 2013	5,187	$4.71
Vested during the year	(1,517)	5.03
Forfeited during the year	(1,693)	4.71
Balance as at March 1, 2014	1,977	$4.48

Restricted Share Unit Activity
A summary of RSU activity since February 26, 2011 is shown below:

	RSUs Outstanding
	Number (000’s)	Weighted- Average Grant Date Fair Value	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at February 26, 2011	2,703	$57.40
Granted during the year	7,093	25.33
Vested during the year	(359)	60.42
Forfeited/cancelled during the year	(842)	45.73
Balance as at March 3, 2012	8,595	31.96
Granted during the year	11,189	7.94
Vested during the year	(2,697)	38.96
Forfeited/cancelled during the year	(1,902)	25.46
Balance as at March 2, 2013	15,185	13.83
Granted during the year	21,741	7.39
Vested during the year	(4,977)	17.11
Forfeited/cancelled during the year	(7,604)	11.44
Balance as at March 1, 2014	24,345	$8.15	2.86	$244
Vested and expected to vest March 1, 2014	23,736	$8.11	2.89	$237